Finance debt - Summary of weighted average interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 57,958	$ 59,547
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	41,264	41,541
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	16,694	18,006
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	57,504	58,992
US dollar | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	41,018	41,145
US dollar | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 16,486	$ 17,847
US dollar | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	5.00%	4.00%
Weighted average time for which rate is fixed Years	8 years	8 years
US dollar | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	4.00%	5.00%
Other currencies
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 454	$ 555
Other currencies | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	246	396
Other currencies | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 208	$ 159
Other currencies | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	6.00%
Weighted average time for which rate is fixed Years	4 years	3 years
Other currencies | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	6.00%